UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21761

KEELEY FUNDS, INC.
(Exact name of registrant as specified in charter)

111 West Jackson Boulevard
SUITE 810
CHICAGO, IL 60604
(Address of principal executive offices) (Zip code)

ALAN GOLDBERG
K&L Gates LLP
70 WEST MADISON STREET, SUITE 3100
CHICAGO, IL 60602
(Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2014

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

Keeley Small Cap Value Fund
Schedule of Investments
12/31/2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.71%
	Aerospace & Defense - 2.00%
1,857,000	GenCorp, Inc. (a)(b)	$33,463,140
337,000	Teledyne Technologies, Inc. (a)	30,956,820
		64,419,960
	Auto Components - 2.91%
1,552,825	American Axle & Manufacturing Holdings, Inc.	31,755,271
1,469,529	Dana Holding Corp. (a)	28,832,159
1,659,000	Federal Mogul Corp. (a)	32,649,120
		93,236,550
	Building Products - 0.86%
508,428	A.O. Smith Corporation	27,424,606
	Capital Markets - 1.36%
363,000	Gamco Investors, Inc. (c)	31,570,110
680,300	Manning & Napier, Inc.	12,007,295
		43,577,405
	Chemicals - 1.90%
276,000	Ashland, Inc.	26,783,040
1,221,400	Chemtura Corp. (a)	34,101,488
		60,884,528
	Commercial Banks - 5.19%
1,360,000	BancorpSouth, Inc. (b)	34,571,200
1,141,500	Glacier Bancorp, Inc.	34,005,285
516,775	UMB Financial Corp.	33,218,297
1,215,534	Union First Market Bankshares Corp. (b)	30,157,399
740,000	Wintrust Financial Corp.	34,128,800
		166,080,981
	Commercial Services & Supplies - 1.07%
1,489,982	Ritchie Bros. Auctioneers (b)	34,165,287
	Communications Equipment - 1.01%
3,195,000	Mitel Networks Corp. (a)(b)(c)	32,237,550
	Computers & Peripherals - 1.00%
968,255	Diebold, Inc. (b)	31,962,098
	Construction & Engineering - 0.95%
366,700	Chicago Bridge & Iron Co. - ADR	30,487,438
	Distributors - 1.04%
438,000	Core Mark Holding Co, Inc.	33,257,340
	Diversified Consumer Services - 0.97%
1,059,160	Hillenbrand, Inc.	31,160,487
	Diversified Financial Services - 3.72%
1,034,841	Air Lease Corp.	32,162,858
536,000	CBOE Holdings, Inc.	27,850,560
466,500	MarketAxess Holdings, Inc. (a)	31,194,855
790,000	Walter Investment Management Corp. (a)	27,934,400
		119,142,673
	Electric Utilities - 0.90%
574,900	Allete, Inc.	28,676,012
	Electrical Equipment - 2.09%
759,708	Franklin Electric, Inc.	33,913,365
584,000	Generac Holdings, Inc.	33,077,760
		66,991,125
	Energy Equipment & Services - 2.03%
1,168,837	Era Group, Inc. (a)(c)	36,070,310
1,250,063	Helix Energy Solutions Group, Inc. (a)	28,976,460
		65,046,770
	Food Products - 2.78%
590,488	Post Holdings, Inc. (a)	29,093,344
1,034,000	Snyders-Lance, Inc. (b)	29,696,480
437,000	TreeHouse Foods, Inc. (a)	30,118,040
		88,907,864
	Gas Utilities - 0.79%
452,000	South Jersey Industries, Inc.	25,293,920
	Health Care Equipment & Supplies - 2.00%
763,000	Hill-Rom Holdings, Inc.	31,542,420
1,063,000	Wright Medical Group, Inc. (a)	32,644,730
		64,187,150
	Health Care Providers & Services - 1.10%
895,000	Hanger Orthopedic Group, Inc. (a)	35,209,300
	Home Furnishings - 0.93%
649,500	Fortune Brands Home & Security, Inc.	29,682,150
	Homebuilding - 0.98%
1,580,578	Tri Pointe Homes, Inc. (a)(b)(c)	31,500,920
	Hotels, Restaurants & Leisure - 8.16%
743,990	AFC Enterprises, Inc. (a)	28,643,615
592,400	Bob Evans Farms, Inc.	29,969,516
703,710	Caesars Acquisition Co. (a)(b)	8,486,743
2,742,521	Carrols Restaurant Group, Inc. (a)(c)	18,128,064
5,184,850	Denny's Corp. (a)(c)	37,279,071
415,400	DineEquity, Inc. (a)(b)	34,706,670
732,000	Fiesta Restaurant Group, Inc. (a)	38,239,680
613,000	Marriott Vacations Worldwide Corp. (a)	32,341,880
444,000	Vail Resorts, Inc.	33,402,120
		261,197,359
	Household Products - 0.94%
428,500	Spectrum Brands Holdings, Inc.	30,230,675
	Industrial Conglomerates - 0.94%
690,000	ITT Corp.	29,959,800
	Insurance - 3.93%
1,360,569	American Equity Investment Life Holding Co. (b)	35,891,810
594,400	Hanover Insurance Group, Inc.	35,491,624
585,000	Protective Life Corp.	29,636,100
571,000	W.R. Berkley Corp.	24,775,690
		125,795,224
	Internet & Catalog Retail - 0.91%
893,060	FTD Companies, Inc. (a)	29,095,895
	Internet Software & Services - 0.27%
634,417	United Online, Inc.	8,729,578
	IT Services - 3.96%
734,000	Broadridge Financial Solutions, Inc.	29,007,680
1,024,000	Corelogic, Inc. (a)	36,382,720
1,352,000	Evertec, Inc.	33,340,320
283,000	Wex, Inc. (a)	28,025,490
		126,756,210
	Machinery - 9.24%
807,452	Actuant Corp. - Class A	29,585,041
539,500	EnPro Industries, Inc. (a)	31,102,175
1,125,384	Harsco Corp.	31,544,514
1,193,824	John Bean Technologies Corp.	35,014,858
636,500	L.B. Foster Co. (a)(c)	30,100,085
1,456,000	Manitowoc, Inc. (b)	33,953,920
470,000	RBC Bearings, Inc. (a)	33,252,500
1,351,798	Rexnord Corp. (a)	36,512,064
513,000	Tennant Co.	34,786,530
		295,851,687
	Media - 1.97%
473,418	Madison Square Garden, Inc. (a)	27,259,408
1,220,000	Starz (a)	35,672,800
		62,932,208
	Metals & Mining - 0.97%
444,500	Kaiser Aluminum Corp.	31,221,680
	Multi-Utilities - 0.91%
816,840	Vectren Corp.	28,997,820
	Oil, Gas & Consumable Fuels - 4.49%
760,581	Bonanza Creek Energy, Inc. (a)	33,062,456
427,500	Gulfport Energy Corp. (a)	26,996,625
1,194,735	Sanchez Energy Corp. (a)(b)	29,282,955
2,894,554	Synergy Resources Corp. (a)	26,803,570
3,325,731	Triangle Petroleum Corp. (a)	27,670,082
		143,815,688
	Paper & Forest Products - 1.74%
588,000	Clearwater Paper Corp. (a)	30,870,000
367,500	Deltic Timber Corp.	24,967,950
		55,837,950
	Pharmaceuticals - 1.04%
933,159	Prestige Brands Holdings, Inc. (a)	33,407,092
	Real Estate Investment Trusts (REITs) - 4.61%
803,832	Corrections Corporation of America	25,778,892
628,260	Gaming & Leisure Properties, Inc. (a)	31,921,891
807,000	Ryman Hospitality Properties, Inc. (b)	33,716,460
1,202,057	Sabra Health Care REIT, Inc.	31,421,770
2,533,613	Spirit Realty Capital, Inc.	24,905,416
		147,744,429
	Real Estate Management & Development - 1.82%
177,500	Altisource Portfolio Solutions S.A. (a)	28,156,825
1,413,730	Forestar Group, Inc. (a)	30,070,037
		58,226,862
	Road & Rail - 1.87%
138,000	AMERCO (a)	32,821,920
280,400	Genesee & Wyoming, Inc. (a)	26,932,420
		59,754,340
	Semiconductors & Semiconductor Equipment - 0.96%
2,311,900	Fairchild Semiconductor International, Inc. (a)	30,863,865
	Software - 2.05%
1,022,847	Monotype Imaging Holdings, Inc. (a)	32,587,906
769,844	Verint Systems, Inc. (a)	33,057,101
		65,645,007
	Specialty Retail - 2.98%
1,047,000	Aaron's, Inc. (b)	30,781,800
963,000	CST Brands, Inc.	35,361,360
623,500	Penske Automotive Group, Inc.	29,404,260
		95,547,420
	Thrifts & Mortgage Finance - 5.47%
2,245,200	Capitol Federal Financial	27,189,372
1,057,195	Hometrust Bancshares, Inc. (a)(c)	16,904,548
501,500	Iberiabank Corp.	31,519,275
1,256,116	Investors Bancorp, Inc.	32,131,447
1,598,500	Provident Financial Services, Inc.	30,883,020
1,325,500	ViewPoint Financial Group (b)	36,384,975
		175,012,637
	Trading Companies & Distributors - 0.98%
787,466	Kaman Corp.	31,286,024
	Transportation Infrastructure - 0.92%
543,500	Macquarie Infrastructure Company LLC	29,582,705
	Total Common Stocks (Cost $2,157,468,460)	$3,161,024,269
Principal Amount
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.19%
	Repurchase Agreements - 2.12%
$ 67,909,000	Credit Suisse First Boston Repurchase Agreement, (Dated 12/31/2013), 0.00%,
	due 1/2/2014, (Repurchased proceeds $67,909,000); [Collateralized by
	$22,134,200 U.S. Treasury STRIP 4.25%, 11/15/2040 (Market Value $7,449,708), and
	$206,130,000 U.S. Treasury STRIP 3.13%, 2/15/2043 (Market Value $61,818,386)]	$67,909,000

Shares
	Money Market Funds - 0.07%
1,376,261	DWS Money Market Series Fund, 0.03%	1,376,261
505,775	Goldman Sachs Financial Square Money Market Fund, 0.05%	505,775
483,069	Dreyfus Institutional Cash Advantage Fund, 0.06%	483,069
		2,365,105
	Total Investments Purchased With Cash Collateral From Securities Lending (Cost $70,274,105)	$70,274,105

	SHORT TERM INVESTMENTS - 1.15%
	Money Market Funds - 1.15%
36,737,411	Fidelity Institutional Money Market Portfolio, 0.03%	$36,737,411
	Total Short Term Investments (Cost $36,737,411)	$36,737,411

	Total Investments (Cost $2,264,479,976) - 102.05%	$3,268,035,785
	Liabilities in Excess of Other Assets - (2.05)%	(65,717,822)
	TOTAL NET ASSETS - 100.00%	$3,202,317,963

Percentages are stated as a percent of net assets.

ADR	- American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of security is out on loan. See Note 1 in the Notes to the Schedule of Investments.
(c)	Affiliated issuer. See Note 2 in the Notes to the Schedule of Investments.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Small Cap Dividend Value Fund
Schedule of Investments
12/31/2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.18%
	Auto Components - 1.04%
85,200	Superior Industries International, Inc.	$1,757,676
	Capital Markets - 2.80%
143,300	Manning & Napier, Inc.	2,529,245
130,200	Silvercrest Asset Management Group, Inc. - Class A (a)	2,219,910
		4,749,155
	Chemicals - 1.75%
47,480	Innophos Holdings, Inc.	2,307,528
39,397	KMG Chemicals, Inc.	665,415
		2,972,943
	Commercial Banks - 10.70%
157,800	BancorpSouth, Inc.	4,011,276
103,600	Columbia Banking System, Inc.	2,850,036
125,300	FirstMerit Corp.	2,785,419
128,300	Glacier Bancorp, Inc.	3,822,057
69,100	Union First Market Bankshares Corp.	1,714,371
65,000	Wintrust Financial Corp.	2,997,800
		18,180,959
	Commercial Services & Supplies - 1.38%
45,000	Deluxe Corp.	2,348,550
	Communications Equipment - 1.75%
77,400	Adtran, Inc.	2,090,574
78,506	Communications Systems, Inc.	874,557
		2,965,131
	Construction & Engineering - 3.30%
206,000	Great Lakes Dredge & Dock Corp.	1,895,200
119,300	Primoris Services Corp.	3,713,809
		5,609,009
	Diversified Consumer Services - 0.29%
33,801	Regis Corporation	490,453
	Electric Utilities - 4.71%
45,000	Allete, Inc.	2,244,600
23,500	Cleco Corp.	1,095,570
69,500	El Paso Electric Co.	2,440,145
92,387	PNM Resources, Inc.	2,228,374
		8,008,689
	Electrical Equipment - 2.38%
51,501	AZZ, Inc. (a)	2,516,339
20,700	Regal Beloit Corp.	1,526,004
		4,042,343
	Electronic Equipment, Instruments & Components - 3.31%
173,005	AVX Corp.	2,409,960
25,600	MTS Systems Corp.	1,824,000
122,800	Richardson Electronics Ltd.	1,395,008
		5,628,968
	Energy Equipment & Services - 2.53%
29,700	Bristow Group, Inc.	2,229,282
34,900	Tidewater, Inc.	2,068,523
		4,297,805
	Gas Utilities - 1.03%
31,400	South Jersey Industries, Inc.	1,757,144
	Health Care Equipment & Supplies - 2.78%
53,900	CONMED Corporation (a)	2,290,750
91,800	Meridian Bioscience, Inc.	2,435,454
		4,726,204
	Health Care Providers & Services - 2.63%
28,500	Chemed Corp.	2,183,670
32,500	Owens & Minor, Inc.	1,188,200
31,000	U. S. Physical Therapy, Inc.	1,093,060
		4,464,930
	Hotels, Restaurants & Leisure - 3.51%
31,300	Bob Evans Farms, Inc.	1,583,467
151,600	Einstein Noah Restaurant Group, Inc.	2,198,200
70,400	Interval Leisure Group, Inc. (a)	2,175,360
		5,957,027
	Household Durables - 0.50%
13,643	Nacco Industries, Inc.	848,458
	Insurance - 4.72%
55,600	Arthur J. Gallagher & Co.	2,609,308
82,000	Protective Life Corp.	4,154,120
16,300	Reinsurance Group of America, Inc.	1,261,783
		8,025,211
	IT Services - 1.53%
160,600	EPIQ Systems, Inc.	2,603,326
	Machinery - 5.39%
116,410	Global Power Equipment Group, Inc.	2,278,144
48,600	Harsco Corp.	1,362,258
93,500	John Bean Technologies Corp.	2,742,355
80,200	Titan International, Inc.	1,441,996
24,400	Trinity Industries, Inc.	1,330,288
		9,155,041
	Marine - 0.60%
105,400	Nordic American Tanker Shipping Ltd.	1,022,380
	Multi-line Retail - 0.71%
54,500	Stage Stores, Inc.	1,210,990
	Multi-Utilities - 0.86%
33,700	Northwestern Corp.	1,459,884
	Oil, Gas & Consumable Fuels - 3.27%
76,500	Alon USA Energy, Inc.	1,265,310
251,100	EXCO Resources, Inc.	1,333,341
68,700	World Fuel Services Corp.	2,965,092
		5,563,743
	Paper & Forest Products - 2.88%
54,800	Neenah Paper, Inc.	2,343,796
91,970	P.H. Glatfelter Company	2,542,051
		4,885,847
	Real Estate Investment Trusts (REITs) - 12.20%
73,200	Aviv REIT, Inc.	1,734,840
62,500	Chatham Lodging Trust	1,278,125
293,800	CorEnergy Infrastructure Trust, Inc.	2,091,856
232,400	Education Realty Trust, Inc.	2,049,768
40,800	Equity Lifestyle Properties, Inc.	1,478,184
58,600	Ryman Hospitality Properties, Inc.	2,448,308
70,455	Sabra Health Care REIT, Inc.	1,841,694
236,766	Spirit Realty Capital, Inc.	2,327,410
146,400	STAG Industrial, Inc.	2,985,096
258,200	Summit Hotel Properties, Inc.	2,323,800
27,923	Trade Street Residential, Inc.	176,752
		20,735,833
	Semiconductors & Semiconductor Equipment - 3.22%
196,700	Cohu, Inc.	2,065,350
181,700	Cypress Semiconductor Corp. (a)	1,907,850
116,061	Ixys Corp.	1,505,311
		5,478,511
	Specialty Retail - 4.33%
74,200	CST Brands, Inc.	2,724,624
65,100	Destination Maternity Corp.	1,945,188
64,700	Foot Locker, Inc.	2,681,168
		7,350,980
	Textiles, Apparel & Luxury Goods - 1.26%
53,900	Jones Group, Inc.	806,344
69,018	R.G. Barry Corp. (a)	1,332,047
		2,138,391
	Thrifts & Mortgage Finance - 7.01%
41,500	Franklin Financial Corp. (a)	820,870
41,600	Iberiabank Corp.	2,614,560
153,700	Northwest Bancshares, Inc.	2,271,686
141,200	Oritani Financial Corp.	2,266,260
22,100	Territorial Bancorp, Inc.	512,720
125,000	ViewPoint Financial Group	3,431,250
		11,917,346
	Trading Companies & Distributors - 2.96%
72,400	Kaman Corp.	2,876,452
53,500	Textainer Group Holdings Ltd.	2,151,770
		5,028,222
	Transportation Infrastructure - 0.85%
26,400	Macquarie Infrastructure Company LLC	1,436,952
	Total Common Stocks (Cost $135,480,343)	$166,818,101

	PREFERRED STOCKS - 0.30%
	Real Estate Investment Trusts (REITs) - 0.30%
14,550	Strategic Hotels & Resorts, Inc., Series B	$345,272
7,050	Strategic Hotels & Resorts, Inc., Series C	167,296
	Total Preferred Stocks (Cost $546,232)	$512,568

	RIGHTS - 0.02%
	Oil, Gas & Consumable Fuels - 0.02%
251,100	Exco Resources, Inc. Expiration: January 9, 2014 Excise Price: $5.00	$40,176
	Total Rights (Cost $22,627)	$40,176

	SHORT TERM INVESTMENTS - 1.96%
	Money Market Funds - 1.96%
3,330,873	Fidelity Institutional Money Market Portfolio, 0.03%	$3,330,873
	Total Short Term Investments (Cost $3,330,873)	$3,330,873

	Total Investments (Cost $139,380,075) - 100.46%	$170,701,718
	Liabilities in Excess of Other Assets - (0.46)%	(781,086)
	TOTAL NET ASSETS - 100.00%	$169,920,632

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Small-Mid Cap Value Fund
Schedule of Investments
12/31/2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.79%
	Aerospace & Defense - 1.10%
169,500	GenCorp, Inc. (a)	$3,054,390
	Auto Components - 2.14%
106,000	Allison Transmission Holdings, Inc.	2,926,660
50,000	Delphi Automotive PLC	3,006,500
		5,933,160
	Building Products - 1.24%
64,000	A.O. Smith Corporation	3,452,160
	Capital Markets - 5.76%
265,000	Janus Capital Group, Inc.	3,278,050
77,000	Legg Mason, Inc.	3,347,960
167,000	Manning & Napier, Inc.	2,947,550
52,000	Oaktree Capital Group LLC	3,059,680
196,620	Silvercrest Asset Management Group, Inc. - Class A (a)	3,352,371
		15,985,611
	Chemicals - 2.25%
31,000	Ashland, Inc.	3,008,240
116,500	Chemtura Corp. (a)	3,252,680
		6,260,920
	Commercial Banks - 2.19%
48,000	UMB Financial Corp.	3,085,440
65,000	Wintrust Financial Corp.	2,997,800
		6,083,240
	Commercial Services & Supplies - 3.34%
88,000	Copart, Inc. (a)	3,225,200
102,000	Iron Mountain, Inc.	3,095,700
73,000	The ADT Corporation	2,954,310
		9,275,210
	Communications Equipment - 1.22%
336,000	Mitel Networks Corp. (a)	3,390,240
	Computers & Peripherals - 1.09%
89,000	NCR Corp. (a)	3,031,340
	Construction & Engineering - 1.26%
42,000	Chicago Bridge & Iron Co. - ADR	3,491,880
	Consumer Finance - 1.10%
54,500	Discover Financial Services	3,049,275
	Diversified Consumer Services - 1.01%
143,000	Carriage Services, Inc. (a)	2,792,790
	Diversified Financial Services - 4.77%
93,000	Air Lease Corp.	2,890,440
58,000	CIT Group, Inc.	3,023,540
133,000	Fidelity National Financial, Inc.	4,315,850
85,000	Walter Investment Management Corp. (a)	3,005,600
		13,235,430
	Electrical Equipment - 1.34%
65,500	Generac Holdings, Inc.	3,709,920
	Energy Equipment & Services - 3.26%
131,000	Helix Energy Solutions Group, Inc. (a)	3,036,580
29,000	Oil States International, Inc. (a)	2,949,880
115,000	Superior Energy Services, Inc. (a)	3,060,150
		9,046,610
	Food Products - 2.15%
138,000	Flowers Foods, Inc.	2,962,860
90,000	Hillshire Brands Co.	3,009,600
		5,972,460
	Health Care Equipment & Supplies - 2.23%
73,000	Hill-Rom Holdings, Inc.	3,017,820
103,000	Wright Medical Group, Inc. (a)	3,163,130
		6,180,950
	Health Care Providers & Services - 2.36%
52,000	Cardinal Health, Inc.	3,474,120
78,500	Hanger Orthopedic Group, Inc. (a)	3,088,190
		6,562,310
	Home Furnishings - 1.14%
69,000	Fortune Brands Home & Security, Inc.	3,153,300
	Homebuilding - 1.18%
165,000	Tri Pointe Homes, Inc. (a)	3,288,450
	Hotels, Restaurants & Leisure - 4.66%
430,000	Denny's Corp. (a)	3,091,700
72,000	Fiesta Restaurant Group, Inc. (a)	3,761,280
56,000	Marriott Vacations Worldwide Corp. (a)	2,954,560
42,500	Wyndham Worldwide Corp.	3,131,825
		12,939,365
	Household Durables - 1.20%
54,243	Jarden Corp. (a)	3,327,808
	Household Products - 1.12%
44,000	Spectrum Brands Holdings, Inc.	3,104,200
	Industrial Conglomerates - 2.43%
82,500	ITT Corp.	3,582,150
77,000	Tyco International Ltd.	3,160,080
		6,742,230
	Insurance - 2.11%
59,500	Arthur J. Gallagher & Co.	2,792,335
60,500	Protective Life Corp.	3,064,930
		5,857,265
	Internet & Catalog Retail - 1.14%
97,000	FTD Companies, Inc. (a)	3,160,260
	IT Services - 2.21%
76,000	Broadridge Financial Solutions, Inc.	3,003,520
31,500	Wex, Inc. (a)	3,119,445
		6,122,965
	Machinery - 8.43%
53,000	EnPro Industries, Inc. (a)	3,055,450
110,000	John Bean Technologies Corp.	3,226,300
64,500	L.B. Foster Co. (a)	3,050,205
145,000	Manitowoc, Inc.	3,381,400
133,008	Rexnord Corp. (a)	3,592,546
86,000	Terex Corp. (a)	3,611,140
47,000	Wabtec Corp.	3,490,690
		23,407,731
	Media - 3.51%
60,000	Lamar Advertising Co. (a)	3,135,000
108,000	Starz (a)	3,157,920
44,500	Tribune Co. (a)	3,444,300
		9,737,220
	Metals & Mining - 1.10%
43,600	Kaiser Aluminum Corp.	3,062,464
	Multiline Retail - 1.06%
52,000	Dollar Tree, Inc. (a)	2,933,840
	Multi-Utilities - 1.08%
84,500	Vectren Corp.	2,999,750
	Oil, Gas & Consumable Fuels - 4.32%
63,000	Bonanza Creek Energy, Inc. (a)	2,738,610
46,000	Energen Corp.	3,254,500
121,000	Sanchez Energy Corp. (a)	2,965,710
329,000	Synergy Resources Corp. (a)	3,046,540
		12,005,360
	Paper & Forest Products - 0.88%
36,000	Deltic Timber Corp.	2,445,840
	Real Estate Investment Trusts (REITs) - 5.49%
91,605	Corrections Corporation of America	2,937,772
66,000	Gaming & Leisure Properties, Inc. (a)	3,353,460
75,673	Ryman Hospitality Properties, Inc.	3,161,618
113,000	Sabra Health Care REIT, Inc.	2,953,820
288,290	Spirit Realty Capital, Inc.	2,833,891
		15,240,561
	Real Estate Management & Development - 1.16%
152,000	Forestar Group, Inc. (a)	3,233,040
	Road & Rail - 3.13%
27,500	Genesee & Wyoming, Inc. (a)	2,641,375
23,000	Kansas City Southern	2,848,090
43,500	Ryder System, Inc.	3,209,430
		8,698,895
	Software - 2.29%
95,000	Monotype Imaging Holdings, Inc. (a)	3,026,700
77,500	Verint Systems, Inc. (a)	3,327,850
		6,354,550
	Specialty Retail - 5.65%
100,500	Aaron's, Inc.	2,954,700
46,000	Cabelas, Inc. (a)	3,066,360
88,500	CST Brands, Inc.	3,249,720
50,700	GNC Holdings, Inc.	2,963,415
73,000	Penske Automotive Group, Inc.	3,442,680
		15,676,875
	Textiles, Apparel & Luxury Goods - 2.26%
44,000	Hanesbrands, Inc. (a)	3,091,880
23,500	PVH Corp.	3,196,470
		6,288,350
	Thrifts & Mortgage Finance - 1.28%
130,000	ViewPoint Financial Group	3,568,500
	Transportation Infrastructure - 1.10%
56,000	Macquarie Infrastructure Company LLC	3,048,080
	Water Utilities - 1.05%
69,000	American Water Works Company, Inc.	2,915,940
	Total Common Stocks (Cost $192,539,652)	$279,820,735

	SHORT TERM INVESTMENTS - 1.02%
	Money Market Funds - 1.02%
2,843,640	Fidelity Institutional Money Market Portfolio, 0.03%	$2,843,640
	Total Short Term Investments (Cost $2,843,640)	$2,843,640

	Total Investments (Cost $195,383,292) - 101.81%	$282,664,375
	Liabilities in Excess of Other Assets - (1.81)%	(5,014,365)
	TOTAL NET ASSETS - 100.00%	$277,650,010

Percentages are stated as a percent of net assets.

ADR-	American Depository Receipt
(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedules of Investments.

Keeley Mid Cap Value Fund
Schedule of Investments
12/31/2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.98%
	Auto Components - 1.83%
26,000	Delphi Automotive PLC	$1,563,380
	Beverages - 1.47%
18,500	Beam, Inc.	1,259,110
	Capital Markets - 5.80%
18,000	Ameriprise Financial, Inc.	2,070,900
39,800	Invesco Ltd.	1,448,720
24,504	Oaktree Capital Group LLC	1,441,815
		4,961,435
	Chemicals - 7.31%
15,400	Ashland, Inc.	1,494,416
19,800	FMC Corp.	1,494,108
22,000	Rockwood Holdings, Inc.	1,582,240
17,000	W.R. Grace & Co. (a)	1,680,790
		6,251,554
	Commercial Banks - 1.24%
16,000	BOK Financial Corp.	1,061,120
	Commercial Services & Supplies - 5.19%
43,448	Iron Mountain, Inc.	1,318,647
30,000	The ADT Corporation	1,214,100
24,500	United Rentals, Inc. (a)	1,909,775
		4,442,522
	Construction & Engineering - 3.70%
21,000	Chicago Bridge & Iron Co. - ADR	1,745,940
45,000	Quanta Services, Inc. (a)	1,420,200
		3,166,140
	Consumer Finance - 2.22%
34,000	Discover Financial Services	1,902,300
	Containers & Packaging - 1.72%
14,000	Rock-Tenn Co.	1,470,140
	Diversified Financial Services - 4.21%
54,503	Air Lease Corp.	1,693,953
36,500	CIT Group, Inc.	1,902,745
		3,596,698
	Energy Equipment & Services - 4.72%
13,000	Oil States International, Inc. (a)	1,322,360
49,700	Superior Energy Services, Inc. (a)	1,322,517
26,900	Unit Corp. (a)	1,388,578
		4,033,455
	Food Products - 1.84%
73,150	Flowers Foods, Inc.	1,570,531
	Health Care Providers & Services - 2.16%
26,300	AmerisourceBergen Corp.	1,849,153
	Home Furnishings - 1.87%
35,000	Fortune Brands Home & Security, Inc.	1,599,500
	Hotels, Restaurants & Leisure - 4.15%
85,000	MGM Resorts International (a)	1,999,200
21,000	Wyndham Worldwide Corp.	1,547,490
		3,546,690
	Household Durables - 2.35%
32,750	Jarden Corp. (a)	2,009,212
	Industrial Conglomerates - 4.58%
47,000	ITT Corp.	2,040,740
24,200	Pentair Ltd.	1,879,614
		3,920,354
	Insurance - 8.69%
34,000	Arthur J. Gallagher & Co.	1,595,620
28,600	HCC Insurance Holdings, Inc.	1,319,604
16,000	PartnerRe Ltd.	1,686,880
19,000	Reinsurance Group of America, Inc.	1,470,790
31,200	W.R. Berkley Corp.	1,353,768
		7,426,662
	IT Services - 3.47%
34,000	Fidelity National Information Services, Inc.	1,825,120
24,500	Leidos Holdings, Inc.	1,139,005
		2,964,125
	Machinery - 1.38%
21,500	Timken Co.	1,184,005
	Media - 9.06%
17,500	AMC Networks, Inc. (a)	1,191,925
28,700	Lamar Advertising Co. (a)	1,499,575
90,000	News Corp. (a)	1,621,800
16,800	Scripps Networks Interactive, Inc.	1,451,688
25,600	Tribune Co. (a)	1,981,440
		7,746,428
	Multiline Retail - 1.81%
27,400	Dollar Tree, Inc. (a)	1,545,908
	Multi-Utilities - 1.44%
36,200	OGE Energy Corp.	1,227,180
	Oil, Gas & Consumable Fuels - 5.69%
13,500	Continental Resources, Inc. (a)	1,519,020
24,500	Energen Corp.	1,733,375
32,000	Valero Energy Corp.	1,612,800
		4,865,195
	Pharmaceuticals - 1.79%
10,000	Perrigo Co. (a)	1,534,600
	Real Estate Investment Trusts (REITs) - 2.17%
36,500	Gaming & Leisure Properties, Inc. (a)	1,854,565
	Road & Rail - 1.59%
11,000	Kansas City Southern	1,362,130
	Specialty Retail - 1.85%
27,000	GNC Holdings, Inc.	1,578,150
	Textiles, Apparel & Luxury Goods - 3.68%
25,400	Hanesbrands, Inc. (a)	1,784,858
10,000	PVH Corp.	1,360,200
		3,145,058
	Total Common Stocks (Cost $51,191,118)	$84,637,300

	SHORT TERM INVESTMENTS - 0.83%
	Money Market Funds - 0.83%
706,515	Fidelity Institutional Money Market Portfolio, 0.03%	$706,515
	Total Short Term Investments (Cost $706,515)	$706,515

	Total Investments (Cost $51,897,633) - 99.81%	$85,343,815
	Other Assets in Excess of Liabilities - 0.19%	160,974
	TOTAL NET ASSETS - 100.00%	$85,504,789

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Mid Cap Dividend Value Fund
Schedule of Investments
12/31/2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.34%
	Aerospace & Defense - 0.77%
11,600	Exelis, Inc.	$221,096
	Auto Components - 1.62%
5,000	Autoliv, Inc.	459,000
	Capital Markets - 4.27%
4,600	Ameriprise Financial, Inc.	529,230
8,700	Federated Investors, Inc.	250,560
9,800	Legg Mason, Inc.	426,104
		1,205,894
	Chemicals - 4.29%
3,900	FMC Corp.	294,294
13,000	RPM International, Inc.	539,630
6,100	Scotts Miracle-Gro Co.	379,542
		1,213,466
	Commercial Banks - 4.66%
24,700	Associated Banc Corp.	429,780
6,200	BOK Financial Corp.	411,184
10,000	Comerica, Inc.	475,400
		1,316,364
	Commercial Services & Supplies - 5.15%
5,500	Dun & Bradstreet Corp.	675,125
16,216	Iron Mountain, Inc.	492,156
8,700	Republic Services, Inc.	288,840
		1,456,121
	Consumer Finance - 1.43%
7,200	Discover Financial Services	402,840
	Containers & Packaging - 1.77%
3,000	Bemis, Inc.	122,880
3,600	Rock-Tenn Co.	378,036
		500,916
	Energy Equipment & Services - 1.20%
12,700	Superior Energy Services, Inc. (a)	337,947
	Food Products - 2.70%
11,900	ConAgra Foods, Inc.	401,030
5,300	Ingredion, Inc.	362,838
		763,868
	Gas Utilities - 4.01%
5,200	National Fuel Gas Co.	371,280
15,250	Questar Corp.	350,598
9,900	UGI Corp.	410,454
		1,132,332
	Health Care Equipment & Supplies - 1.46%
4,400	Teleflex, Inc.	412,984
	Health Care Providers & Services - 3.48%
4,400	AmerisourceBergen Corp.	309,364
7,700	CIGNA Corp.	673,596
		982,960
	Hotels, Restaurants & Leisure - 2.41%
11,100	Seaworld Entertainment, Inc.	319,347
4,900	Wyndham Worldwide Corp.	361,081
		680,428
	Industrial Conglomerates - 2.57%
16,750	ITT Corp.	727,285
	Insurance - 7.14%
11,700	Arthur J. Gallagher & Co.	549,081
12,600	Lincoln National Corp.	650,412
3,800	PartnerRe Ltd.	400,634
5,400	Reinsurance Group of America, Inc.	418,014
		2,018,141
	IT Services - 6.27%
17,900	Broadridge Financial Solutions, Inc.	707,408
6,500	Fidelity National Information Services, Inc.	348,920
7,250	Leidos Holdings, Inc.	337,053
11,400	Total System Services, Inc.	379,392
		1,772,773
	Leisure Equipment & Products - 1.03%
5,300	Hasbro, Inc.	291,553
	Machinery - 1.53%
2,400	Snap-On, Inc.	262,848
4,900	Xylem, Inc.	169,540
		432,388
	Media - 4.09%
15,200	Gannett, Inc.	449,615
18,700	News Corp. (a)	333,421
4,300	Scripps Networks Interactive, Inc.	371,563
		1,154,599
	Multi-Utilities - 4.06%
12,500	MDU Resources Group, Inc.	381,875
7,100	OGE Energy Corp.	240,690
8,600	Vectren Corp.	305,300
5,350	Wisconsin Energy Corp.	221,169
		1,149,034
	Oil, Gas & Consumable Fuels - 6.42%
8,800	Cabot Oil & Gas Corp.	341,088
8,700	El Paso Pipeline Partners, L.P.	313,200
5,700	Energen Corp.	403,275
3,000	EQT Corp.	269,340
9,850	HollyFrontier Corp.	489,447
		1,816,350
	Real Estate Investment Trusts (REITs) - 10.84%
4,900	Alexandria Real Estate Equities, Inc.	311,738
10,800	Corrections Corporation of America	346,356
23,900	DDR Corp.	367,343
6,200	EPR Properties	304,792
7,800	Equity Lifestyle Properties, Inc.	282,594
26,600	Healthcare Trust of America, Inc.	261,744
7,400	Rayonier, Inc.	311,540
21,400	Retail Properties of America, Inc.	272,208
37,700	Spirit Realty Capital, Inc.	370,590
8,600	Weingarten Realty Investors	235,812
		3,064,717
	Real Estate Management & Development - 0.44%
6,500	Brookfield Office Properties, Inc.	125,125
	Road & Rail - 1.59%
6,100	Ryder System, Inc.	450,058
	Semiconductors & Semiconductor Equipment - 3.41%
8,300	Avago Technologies Ltd.	438,987
11,500	Linear Technology Corp.	523,825
		962,812
	Software - 0.73%
3,500	Jack Henry & Associates, Inc.	207,235
	Specialty Retail - 3.73%
7,100	Aaron's, Inc.	208,740
16,900	American Eagle Outfitters	243,360
14,500	Foot Locker, Inc.	600,880
		1,052,980
	Thrifts & Mortgage Finance - 2.52%
39,200	First Niagara Financial Group, Inc.	416,304
19,500	People's United Financial, Inc.	294,840
		711,144
	Water Utilities - 1.75%
11,700	American Water Works Co., Inc.	494,442
	Total Common Stocks (Cost $20,303,183)	$27,516,852

	EXCHANGE TRADED FUNDS - 1.03%
	Diversified Financial Services - 1.03%
4,400	iShares Russell Mid Cap Value Index Fund	$289,124
	Total Exchange Traded Funds (Cost $280,582)	$289,124

	SHORT TERM INVESTMENTS - 1.85%
	Money Market Funds - 1.85%
524,072	Fidelity Institutional Money Market Portfolio, 0.03%	$524,072
	Total Short Term Investments (Cost $524,072)	$524,072

	Total Investments (Cost $21,107,837) - 100.22%	$28,330,048
	Liabilities in Excess of Other Assets - (0.22)%	(61,115)
	TOTAL NET ASSETS - 100.00%	$28,268,933

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley All Cap Value Fund
Schedule of Investments
12/31/2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.73%
	Beverages - 3.21%
16,000	Beam, Inc.	$1,088,960
24,000	Molson Coors Brewing Co.	1,347,600
17,500	Pepsico, Inc.	1,451,450
		3,888,010
	Capital Markets - 4.05%
53,500	Invesco Ltd.	1,947,400
84,689	Manning & Napier, Inc.	1,494,761
28,000	Raymond James Financial, Inc.	1,461,320
		4,903,481
	Chemicals - 2.84%
18,000	Ashland, Inc.	1,746,720
23,500	Rockwood Holdings, Inc.	1,690,120
		3,436,840
	Commercial Banks - 7.69%
86,000	BancorpSouth, Inc.	2,186,120
28,000	Northern Trust Corp.	1,732,920
47,000	Suntrust Banks, Inc.	1,730,070
32,000	UMB Financial Corp.	2,056,960
35,000	Wintrust Financial Corp.	1,614,200
		9,320,270
	Commercial Services & Supplies - 1.30%
39,000	The ADT Corporation	1,578,330
	Computers & Peripherals - 2.82%
61,000	Hewlett Packard Co.	1,706,780
50,000	NCR Corp. (a)	1,703,000
		3,409,780
	Conglomerates - 1.21%
17,500	Illinois Tool Works, Inc.	1,471,400
	Construction & Engineering - 3.37%
26,000	Chicago Bridge & Iron Co. - ADR	2,161,640
61,000	Quanta Services, Inc. (a)	1,925,160
		4,086,800
	Consumer Finance - 1.20%
26,000	Discover Financial Services	1,454,700
	Diversified Financial Services - 5.83%
55,000	Air Lease Corp.	1,709,400
34,000	CIT Group, Inc.	1,772,420
68,000	Fidelity National Financial, Inc.	2,206,600
39,000	Walter Investment Management Corp. (a)	1,379,040
		7,067,460
	Energy Equipment & Services - 4.09%
12,700	Dril-Quip, Inc. (a)	1,396,111
33,000	Halliburton Co.	1,674,750
18,500	Oil States International, Inc. (a)	1,881,820
		4,952,681
	Food Products - 3.86%
45,000	Hillshire Brands Co.	1,504,800
27,002	Kraft Foods Group, Inc.	1,455,948
48,500	Mondelez International, Inc.	1,712,050
		4,672,798
	Gas Utilities - 1.06%
56,000	Questar Corp.	1,287,440
	Health Care Equipment & Supplies - 4.34%
29,000	Covidien PLC	1,974,900
23,500	Medtronic, Inc.	1,348,665
63,000	Wright Medical Group, Inc. (a)	1,934,730
		5,258,295
	Health Care Providers & Services - 4.33%
27,500	AmerisourceBergen Corp.	1,933,525
28,000	Cardinal Health, Inc.	1,870,680
20,500	Express Scripts Holding Co. (a)	1,439,920
		5,244,125
	Hotels, Restaurants & Leisure - 1.57%
36,500	Fiesta Restaurant Group, Inc. (a)	1,906,760
	Industrial Conglomerates - 6.54%
21,500	Dover Corp.	2,075,610
24,000	Eaton Corp. PLC	1,826,880
46,000	ITT Corp.	1,997,320
26,000	Pentair Ltd.	2,019,420
		7,919,230
	Insurance - 10.03%
18,000	Ace Ltd.	1,863,540
27,000	Aflac, Inc.	1,803,600
33,000	Arthur J. Gallagher & Co.	1,548,690
31,000	Hanover Insurance Group, Inc.	1,851,010
24,000	Reinsurance Group of America, Inc.	1,857,840
24,000	Torchmark Corp.	1,875,600
31,000	W.R. Berkley Corp.	1,345,090
		12,145,370
	IT Services - 4.19%
57,000	Evertec, Inc.	1,405,620
36,500	Fidelity National Information Services, Inc.	1,959,320
36,800	Leidos Holdings, Inc.	1,710,832
		5,075,772
	Media - 5.68%
30,000	Lamar Advertising Co. (a)	1,567,500
18,500	Scripps Networks Interactive, Inc.	1,598,585
26,600	Tribune Co. (a)	2,058,840
100,000	World Wrestling Entertainment, Inc.	1,658,000
		6,882,925
	Metals & Mining - 1.33%
23,000	Kaiser Aluminum Corp.	1,615,520
	Multiline Retail - 1.09%
23,500	Dollar Tree, Inc. (a)	1,325,870
	Oil, Gas & Consumable Fuels - 6.37%
15,500	Anadarko Petroleum Corp.	1,229,460
29,500	Bonanza Creek Energy, Inc. (a)	1,282,365
15,000	Continental Resources, Inc. (a)	1,687,800
11,500	EOG Resources, Inc.	1,930,160
41,000	Williams Companies, Inc.	1,581,370
		7,711,155
	Pharmaceuticals - 4.50%
12,000	Perrigo Co. (a)	1,841,520
62,000	Pfizer, Inc.	1,899,060
52,199	Zoetis, Inc.	1,706,385
		5,446,965
	Road & Rail - 1.60%
11,500	Union Pacific Corp.	1,932,000
	Software - 1.33%
43,000	Microsoft Corp.	1,609,490
	Specialty Retail - 2.82%
32,000	GNC Holdings, Inc.	1,870,400
51,000	Sally Beauty Holdings, Inc. (a)	1,541,730
		3,412,130
	Textiles, Apparel & Luxury Goods - 1.48%
25,500	Hanesbrands, Inc. (a)	1,791,885
	Total Common Stocks (Cost $78,299,310)	$120,807,482

	SHORT TERM INVESTMENTS - 0.36%
	Money Market Funds - 0.36%
432,290	Fidelity Institutional Money Market Portfolio, 0.03%	$432,290
	Total Short Term Investments (Cost $432,290)	$432,290

	Total Investments (Cost $78,731,600) - 100.09%	$121,239,772
	Liabilities in Excess of Other Assets - (0.09)%	(110,130)
	TOTAL NET ASSETS - 100.00%	$121,129,642

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Alternative Value Fund
Schedule of Investments
12/31/2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 101.51%
	Aerospace & Defense - 1.12%
26,100	GenCorp, Inc. (a)(b)	$470,322
	Auto Components - 2.17%
16,600	Allison Transmission Holdings, Inc.	458,326
7,600	Delphi Automotive PLC (b)	456,988
		915,314
	Building Products - 1.16%
9,100	A.O. Smith Corporation	490,854
	Capital Markets - 5.89%
41,000	Janus Capital Group, Inc.	507,170
12,000	Legg Mason, Inc.	521,760
25,000	Manning & Napier, Inc.	441,250
8,000	Oaktree Capital Group LLC	470,720
32,000	Silvercrest Asset Management Group, Inc. - Class A (a)	545,600
		2,486,500
	Chemicals - 2.30%
4,800	Ashland, Inc. (b)	465,792
18,000	Chemtura Corp. (a)	502,560
		968,352
	Commercial Banks - 2.30%
7,700	UMB Financial Corp. (b)	494,956
10,300	Wintrust Financial Corp.	475,036
		969,992
	Commercial Services & Supplies - 3.45%
13,500	Copart, Inc. (a)	494,775
16,332	Iron Mountain, Inc.	495,676
11,500	The ADT Corporation	465,405
		1,455,856
	Communications Equipment - 1.24%
52,000	Mitel Networks Corp. (a)	524,680
	Computers & Peripherals - 1.13%
14,000	NCR Corp. (a)(b)	476,840
	Construction & Engineering - 1.22%
6,200	Chicago Bridge & Iron Co. - ADR (b)	515,468
	Consumer Finance - 1.09%
8,200	Discover Financial Services (b)	458,790
	Diversified Consumer Services - 1.02%
22,000	Carriage Services, Inc. (a)	429,660
	Diversified Financial Services - 4.46%
14,500	Air Lease Corp.	450,660
9,000	CIT Group, Inc. (b)	469,170
15,500	Fidelity National Financial, Inc.	502,975
13,000	Walter Investment Management Corp. (a)(b)	459,680
		1,882,485
	Electrical Equipment - 1.32%
9,800	Generac Holdings, Inc. (b)	555,072
	Energy Equipment & Services - 3.26%
20,000	Helix Energy Solutions Group, Inc. (a)	463,600
4,500	Oil States International, Inc. (a)	457,740
17,000	Superior Energy Services, Inc. (a)	452,370
		1,373,710
	Food Products - 2.18%
21,000	Flowers Foods, Inc.	450,870
14,000	Hillshire Brands Co.	468,160
		919,030
	Health Care Equipment & Supplies - 2.22%
11,000	Hill-Rom Holdings, Inc. (b)	454,740
15,700	Wright Medical Group, Inc. (a)(b)	482,147
		936,887
	Health Care Providers & Services - 2.31%
7,500	Cardinal Health, Inc. (b)	501,075
12,000	Hanger Orthopedic Group, Inc. (a)(b)	472,080
		973,155
	Home Furnishings - 1.08%
10,000	Fortune Brands Home & Security, Inc.	457,000
	Homebuilding - 1.18%
25,000	Tri Pointe Homes, Inc. (a)	498,250
	Hotels, Restaurants & Leisure - 4.66%
66,000	Denny's Corp. (a)(b)	474,540
10,000	Fiesta Restaurant Group, Inc. (a)	522,400
9,000	Marriott Vacations Worldwide Corp. (a)	474,840
6,700	Wyndham Worldwide Corp. (b)	493,723
		1,965,503
	Household Durables - 1.24%
8,500	Jarden Corp. (a)	521,475
	Household Products - 1.12%
6,700	Spectrum Brands Holdings, Inc.	472,685
	Industrial Conglomerates - 2.34%
11,700	ITT Corp.	508,014
11,700	Tyco International Ltd.	480,168
		988,182
	Insurance - 2.33%
9,500	Arthur J. Gallagher & Co.	445,835
10,600	Protective Life Corp.	536,996
		982,831
	Internet & Catalog Retail - 1.08%
14,000	FTD Companies, Inc. (a)	456,120
	IT Services - 2.30%
12,500	Broadridge Financial Solutions, Inc.	494,000
4,800	Wex, Inc. (a)(b)	475,344
		969,344
	Machinery - 8.39%
7,800	EnPro Industries, Inc. (a)(b)	449,670
16,500	John Bean Technologies Corp. (b)	483,945
10,000	L.B. Foster Co. (a)(b)	472,900
22,000	Manitowoc, Inc.	513,040
20,000	Rexnord Corp. (a)	540,200
12,500	Terex Corp. (a)(b)	524,875
7,500	Wabtec Corp. (b)	557,025
		3,541,655
	Media - 3.52%
9,000	Lamar Advertising Co. (a)	470,250
16,200	Starz (a)	473,688
7,000	Tribune Co. (a)	541,800
		1,485,738
	Metals & Mining - 1.13%
6,800	Kaiser Aluminum Corp.	477,632
	Multiline Retail - 1.07%
8,000	Dollar Tree, Inc. (a)	451,360
	Multi-Utilities - 1.05%
12,500	Vectren Corp.	443,750
	Oil, Gas & Consumable Fuels - 4.36%
9,500	Bonanza Creek Energy, Inc. (a)	412,965
7,100	Energen Corp.	502,325
18,500	Sanchez Energy Corp. (a)(b)	453,435
51,000	Synergy Resources Corp. (a)	472,260
		1,840,985
	Paper & Forest Products - 0.93%
5,800	Deltic Timber Corp. (b)	394,052
	Real Estate Investment Trusts (REITs) - 5.60%
13,627	Corrections Corporation of America	437,018
10,163	Gaming & Leisure Properties, Inc. (a)	516,382
11,500	Ryman Hospitality Properties, Inc. (b)	480,470
18,000	Sabra Health Care REIT, Inc.	470,520
46,691	Spirit Realty Capital, Inc.	458,972
		2,363,362
	Real Estate Management & Development - 1.18%
23,500	Forestar Group, Inc. (a)	499,845
	Road & Rail - 3.30%
4,500	Genesee & Wyoming, Inc. (a)(b)	432,225
3,600	Kansas City Southern (b)	445,788
7,000	Ryder System, Inc.	516,460
		1,394,473
	Software - 2.38%
15,200	Monotype Imaging Holdings, Inc. (a)(b)	484,272
12,106	Verint Systems, Inc. (a)	519,832
		1,004,104
	Specialty Retail - 5.64%
15,000	Aaron's, Inc.	441,000
7,500	Cabelas, Inc. (a)	499,950
13,500	CST Brands, Inc.	495,720
7,700	GNC Holdings, Inc.	450,065
10,500	Penske Automotive Group, Inc.	495,180
		2,381,915
	Textiles, Apparel & Luxury Goods - 2.31%
6,700	Hanesbrands, Inc. (a)	470,809
3,700	PVH Corp.	503,274
		974,083
	Thrifts & Mortgage Finance - 1.33%
20,500	ViewPoint Financial Group (b)	562,725
	Transportation Infrastructure - 1.10%
8,500	Macquarie Infrastructure Company LLC	462,655
	Water Utilities - 1.05%
10,500	American Water Works Co., Inc.	443,730
	Total Common Stocks (Cost $30,344,204)	$42,836,421
Contracts
	PURCHASED OPTIONS - 0.33%
	Put Options - 0.33%
91	CBOE Russell 2000 Index
	Expiration: March 2014, Exercise Price: $1,090.00	$141,960
	Total Purchased Options (Cost $301,437)	$141,960
Shares
	SHORT TERM INVESTMENTS - 0.79%
	Money Market Funds - 0.79%
333,027	Fidelity Institutional Money Market Portfolio, 0.03%	$333,027
	Total Short Term Investments (Cost $333,027)	$333,027

	Total Investments (Cost $30,978,668) - 102.63%	$43,311,408
	Liabilities in Excess of Other Assets - (2.63)%	(1,110,854)
	TOTAL NET ASSETS - 100.00%	$42,200,554

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a)	Non-income producing security.
(b)	Partially assigned as collateral for certain written option contracts.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Alternative Value Fund
Schedule of Options Written
December 31, 2013 (Unaudited)

Contracts		Value
	Call Options
91	CBOE Russell 2000 Index
	Expiration: March 2014, Exercise Price: $1,090.00	$796,705
	Total Written Options (Premium received $517,107)	$796,705

Keeley Funds, Inc.
Notes to the Schedule of Investments
December 31, 2013 (Unaudited)

1)  Securities Lending

Keeley Funds, Inc. (the “Funds”) may lend their portfolio securities to banks, brokers and dealers.  Lending Funds’ securities exposes the Funds to risk such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral in instances when the value of the collateral is less than the loaned securities, (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Funds may experience losses related to the reinvestment of collateral.  To minimize certain of these risks, the borrower must agree to maintain collateral with the Funds’ custodian, marked to market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 100% of the market value of securities.  As of December 31, 2013 only Keeley Small Cap Value Fund (“KSCVF”) had securities loaned with a market value of $67,444,535 and received cash collateral for the loans of $70,274,105.  The cash collateral is marked to market on a nightly basis to stay above the collateralization thresholds agreed to by the Board.

2)  Transactions with Affiliates

The following issuers are affiliated with KSCVF; that is, KSCVF held 5% or more of the outstanding voting securities during the period from October 1, 2013 through December 31, 2013.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

Issuer Name	Share Balance At October 1, 2013	Additions	Reductions	Share Balance At December 31, 2013	Dividend Income	Value At December 31, 2013	Realized Gains/(Loss)
Carrols Restaurant Group, Inc.	2,155,021	587,500	-	2,742,521	$-	$18,128,064	$-
Denny's Corp.	5,184,850	-	-	5,184,850	-	37,279,071	-
Gamco Investors, Inc.	363,000	-	-	363,000	203,280	31,570,110	-
Home Federal Bancorp, Inc. (1)	651,699	-	(651,699)	-	-	-	770,419
L.B. Foster Co.	616,500	20,000	-	636,500	18,975	30,100,085	-
Rockville Financial, Inc.(1)	1,368,795	-	(1,368,795)	-	-	-	914,311
Hometrust Bancshares, Inc.	1,057,195	-	-	1,057,195	-	16,904,548	-
Era Group, Inc. (2)	-	1,176,837	(8,000)	1,168,837	-	36,070,310	(8,510)
Mitel Networks Corp. (2)	-	3,195,000	-	3,195,000	-	32,237,550	-
Tri Pointe Homes, Inc. (2)	-	1,580,578	-	1,580,578	-	31,500,920	-
					$222,255	$233,790,658	$1,676,220

(1) Issuer was not an affiliate as of December 31, 2013
(2) Issuer was not an affiliate as of October 1, 2013

3)  Significant Accounting Policies

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the following three broad categories:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.

Level 2 —
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 —
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

Keeley Small Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$3,161,024,269	$-	$-	$3,161,024,269
Short Term Investments	39,102,516	67,909,000	-	107,011,516

Total Investments in Securities	$3,200,126,785	$67,909,000	$-	$3,268,035,785

Keeley Small Cap Dividend Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$166,818,101	$-	$-	$166,818,101
Preferred Stocks*	512,568	-	-	512,568
Rights*	40,176	-	-	40,176
Short Term Investments	3,330,873	-	-	3,330,873

Total Investments in Securities	$170,701,718	$-	$-	$170,701,718

Keeley Small-Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$279,820,735	$-	$-	$279,820,735
Short Term Investments	2,843,640	-	-	2,843,640

Total Investments in Securities	$282,664,375	$-	$-	$282,664,375

Keeley Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$84,637,300	$-	$-	$84,637,300
Short-Term Investments	706,515	-	-	706,515

Total Investments in Securities	$85,343,815	$-	$-	$85,343,815

Keeley Mid Cap Dividend Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$27,516,852	$-	$-	$27,516,852
Exchange Traded Funds*	289,124	-	-	289,124
Short-Term Investments	524,072	-	-	524,072

Total Investments in Securities	$28,330,048	$-	$-	$28,330,048

Keeley All Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$120,807,482	$-	$-	$120,807,482
Short-Term Investments	432,290	-	-	432,290

Total Investments in Securities	$121,239,772	$-	$-	$121,239,772

Keeley Alternative Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$42,836,421	$-	$-	$42,836,421
Purchased Options	141,960	-	-	141,960
Short-Term Investments	333,027	-	-	333,027

Total Investments in Securities	$43,311,408	$-	$-	$43,311,408

Other Financial Instruments
Written Options	$796,705	$-	$-	$796,705
Total Investments in Other Financial Instruments	$796,705	$-	$-	$796,705

* See the Schedule of Investments for the investments detailed by industry classification.

There were no transfers into or out of Levels 1 and 2 for Keeley Funds, Inc. during the reporting period from October 1, 2013 to December 31, 2013. Transfers between levels are identified at the end of the reporting period.

4)  Federal Tax Information

  The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows:1

	KEELEY Small Cap Value Fund	KEELEY Small Cap Dividend Value Fund	KEELEY Small-Mid Cap Value Fund	KEELEY Mid Cap Value Fund	KEELEY Mid Cap Dividend Value Fund	KEELEY All Cap Value Fund	KEELEY Alternative Value Fund

Cost of Investments	$2,264,479,976	$139,380,075	$195,383,292	$51,897,633	$21,107,837	$78,731,600	$30,978,668

Gross unrealized appreciation on investments	1,015,946,683	33,096,173	87,476,642	33,518,228	7,405,625	42,541,154	12,535,996
Gross unrealized depreciation on investments	(12,390,874)	(1,774,530)	(195,559)	(72,046)	(183,414)	(32,982)	(203,256)
Gross unrealized appreciation on written options	-	-	-	-	-	-	-
Gross unrealized depreciation on written options	-	-	-	-	-	-	(279,598)
Net unrealized appreciation	$1,003,555,809	$31,321,643	$87,281,083	$33,446,182	$7,222,211	$42,508,172	$12,053,142

1
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Funds’ most recent annual or semi-annual report.

5)  Derivatives:

The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

None of the Funds (except KALVF) currently invest in derivatives.  KALVF invests in derivatives to the extent permitted by its investment objectives and policies.  Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

KALVF’s use of derivatives may increase or decrease its exposure to market risk, including the risk that the change in the value of the derivative may not correlate with changes in the value of the underlying securities.  KALVF is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty risk.  Liquidity risk is the risk that KALF will be unable to sell a particular derivative in the open market in a timely manner.  Counterparty risk is the risk that a counterparty will not be able to fulfill its obligations to the Fund pursuant to the terms of a derivative investment.  KALVF’s maximum risk of loss from counterparty risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.  Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Futures Contracts – KALVF may enter into futures contracts, an agreement between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date, to the extent permitted by its investment objectives and policies.  KALVF enters into futures contracts to manage its exposure to the stock market.  Upon entering into futures contracts, KALVF is required to deposit cash or pledge securities as initial margin, with additional securities segregated up to the current market value of all of KALVF’s futures contracts.  Any subsequent margin deposit increases or decreases, which are dependent on the daily fluctuations in the value of the instrument underlying the contract, are made or received by KALVF periodically (variation margin) and are recorded as unrealized gains or losses until the contracts are closed.  When the contracts are closed, KALVF will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and KALVF’s basis in the contracts.

KALVF did not enter into any futures contracts during the period ended December 31, 2013.

Short Positions – KALVF may hold short positions to the extent permitted by its investment policies and objectives.  KALVF may sell a security it does not own in anticipation of a decline in the fair value of that security. When KALVF sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  KALVF is liable for any dividends or interest payable on securities while those securities are in a short position.  As collateral for their short positions, KALVF is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents, or liquid securities.  The amount of segregated assets is required to be adjusted daily to reflect changes in market value of the securities sold short.  KALVF will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which KALVF replaces the borrowed security.  KALVF will realize a gain if the security sold short declines in price between those dates.  The potential loss of investing in a short position is unlimited.

KALVF did not hold any short positions during the period ended December 31, 2013.

Options – KALVF may purchase and write put and call options on securities, currencies or indices and enter into related closing transactions.  KALVF enters into options contracts to manage its exposure to the stock market.  When KALVF writes an option, an amount equal to the premium received by KALVF is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by KALVF on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a close purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether KALVF has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by KALVF.  KALVF, as a writer of an option, bears the market risk if there is an unfavorable change in the price of the security underlying the written option.  The potential loss of investing in written options is unlimited.

KALVF had an average monthly market value of $175,015 for purchased options and an average monthly market value of $616,060 for written options during the period ended December 31, 2013.  The counterparty for these purchased and written options was Morgan Stanley.  KALVF held purchased options with a value of $141,960 and written options with a value of $796,705 as of December 31, 2013.

The premium amount and number of option contracts written during the period ended December 31, 2013 in KALVF were as follows:

	Amount of	Number of
	Premiums	Contracts
Outstanding at 9/30/2013	$679,180	(145)
Options Written	2,330,850	(528)
Options Expired	-	-
Options Exercised	-	-
Options Closed	(2,492,923)	582
Outstanding at 12/31/2013	$517,107	(91)

Warrants and Rights – The Funds may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time.  Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

KALVF did not hold any warrants during the period ended December 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Keeley Funds, Inc.

By (Signature and Title) /s/ John L. Keeley, Jr.
John L. Keeley, Jr., President

Date 2/26/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John L. Keeley, Jr.
   John L. Keeley, Jr., President

Date 2/26/2014

By (Signature and Title)* /s/ Robert Kurinsky
   Robert Kurinsky, Treasurer

Date 2/26/2014

* Print the name and title of each signing officer under his or her signature.